Share Capital - Share Capital Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of shares issued (repurchased)
Beginning balance (in shares)	193,175,802	194,021,133
Bought deal offering (in shares)	15,480,725	0
Debentures conversion (in shares)	16,449,980	0
U.S. initial public offering and private placement (in shares)	46,248,746	0
Shares issued under DRIP (in shares)	531,667	584,974
Stock-based compensation exercised (in shares)	517,192	498,872
Shares repurchased and reserved for restricted share awards (in shares)	(228,066)	61,502
Shares repurchased under put rights on common shares issued to acquire Starlight U.S. Multi-Family (No. 5) Core Fund (in shares)	0	1,867,675
Ending balance (in shares)	272,176,046	193,175,802
Share capital
Equity at beginning of period	$ 1,192,963
Bought deal offering	161,842
Debentures conversion	206,798
U.S. initial public offering and private placement	547,605
Shares issued under DRIP	5,674	$ 4,388
Stock-based compensation	6,009	2,847
Shares repurchased and reserved for restricted share awards	(3,056)	(541)
Shares repurchased under put rights on common shares issued to acquire Starlight U.S. Multi-Family (No. 5) Core Fund		(1,865)
Equity at end of period	$ 2,114,783	$ 1,192,963
Weighted average share price of shares issued through DRIP (in dollars per share)	$ 10.67	$ 7.50
Number of DSUs exercised (in shares)	501,728	260,907
Share price of shares repurchased and reserved for restricted shares (in dollars per share)	$ 13.40	$ 8.80
Restricted Shares | Minimum
Share capital
Award vesting period	5 years
Restricted Shares | Maximum
Share capital
Award vesting period	12 years
Share capital
Share capital
Equity at beginning of period	$ 1,192,963	$ 1,201,061
Bought deal offering	161,842	0
Debentures conversion	206,798	0
U.S. initial public offering and private placement	547,605	0
Shares issued under DRIP	5,674	4,388
Stock-based compensation	2,957	2,977
Shares repurchased and reserved for restricted share awards	(3,056)	(541)
Shares repurchased under put rights on common shares issued to acquire Starlight U.S. Multi-Family (No. 5) Core Fund	0	(14,922)
Equity at end of period	$ 2,114,783	$ 1,192,963